Business Acquisition	12 Months Ended
Jun. 30, 2019
Business Combinations [Abstract]
BUSINESS ACQUSITION

NOTE 3 – BUSINESS ACQUISITION

Acquisition of Judge China

On November 9, 2016, CLPS Shanghai acquired 60% of Judge China and its 70% owned subsidiary Judge HR from Judge Company Asia Limited ("Judge Asia") with the final purchase price of $480,061 (RMB 3.25 million). The Company funded the acquisition with cash consideration of $454,388 (RMB 3.05 million) and a payable to Judge Asia of $128,928 (RMB 0.9 million), of which $103,255 (RMB 0.7 million) was subsequently offset with the Company's receivables from Judge Asia.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Cash acquired	$268,014
Accounts receivable, net	325,888
Prepayments, deposits and other assets, net	67,570
Property and equipment, net	1,875
Intangible assets, net	339,883
Salaries and benefits payable	(86,483)
Tax payables	(16,147)
Accounts payable and other current liabilities	(259,361)
Deferred tax liabilities	(65,264)
Non-controlling interests	(290,994)
Goodwill	195,080
Total consideration	$480,061

The intangible assets include customer contracts of $339,883, which were acquired by Judge China in 2013 with an estimated useful life of 10 years. The goodwill is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprises (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

Pro forma financial information of Judge China is not presented as the effects of the acquisition on the Company's consolidated financial statements were not material.

Acquisition of Huanyu

On September 27, 2017, the Company made an investment of $0.15 million (RMB 1,000,000) for a 30% of equity interest in Huanyu which was accounted for as an equity method investment (Note 10).

On May 24, 2019, the Company purchased the remaining 70% equity interest of Huanyu for $0.07 million (RMB 462,000) and became the sole shareholder of Huanyu.

The transaction was accounted for as a business combination using the purchase method of accounting. As the business combination was achieved in stages, the Company remeasured its previously held 30% of equity interest in Huanyu at its acquisition date fair value of $152,312. A loss of $19,682 was recognized in subsidies and other income net in relation to the remeasurement. The valuation considered a discount for lack of control premium and lack of marketability applied to the fair value of the acquired business of Huanyu, which was determined using the income approach.

The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Cash acquired	$79,156
Accounts receivable, net	87,674
Prepayments, deposits and other assets, net	7,707
Accounts payable and other current liabilities	(5,310)
Goodwill	50,045
Previous held equity interests	152,312
Cash consideration	66,960
Total consideration	$219,272

The goodwill is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The goodwill is not tax deductible. No intangible assets were identified from the acquisition.

Pro forma financial information of Huanyu is not presented as the effects of the acquisition on the Company's consolidated financial statements were not material.

Acquisition of Infogain

On August 20, 2018, CLPS SG acquired an 80% equity interest in Infogain located in Singapore from Sharma Devendra Prasad and Deepak Malhotra with the final purchase price of $0.4 million (or approximately 576,000 Singapore dollars).

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The most significant variables in the valuation are discount rate, terminal value, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Cash acquired	$6,843
Accounts receivable, net	458,943
Prepayments, deposits and other assets, net	14,454
Property and equipment, net	1,190
Intangible assets, net	337,685
Accounts payable and other current liabilities	(504,235)
Deferred tax liabilities	(57,406)
Non-controlling interests	(64,879)
Goodwill	227,506
Total consideration	$420,101

Identifiable intangible assets acquired include customer contracts, which were valued using an income approach and determined to carry estimated remaining useful lives of approximately three years.

The goodwill recognized represents the expected synergies and is not tax deductible.

Pro forma financial information of Infogain is not presented as the effects of the acquisition on the Company's consolidated financial statements were not material.